CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME
Sales	$ 4,050,458	$ 4,795,236	$ 4,433,426	$ 4,771,756	$ 5,589,190	$ 5,117,259	$ 4,617,194	$ 3,916,063	$ 3,975,481	$ 13,727,427	$ 14,794,372	$ 19,589,608	$ 17,625,997	$ 14,835,729
Cost of sales	3,895,023		4,315,333							13,335,922	14,523,410	19,183,779	17,292,509	14,626,131
Gross profit	155,435	134,867	118,093	93,797	59,072	104,874	82,620	90,675	55,319	401,084	270,962	405,829	333,488	209,598
Costs and operating expenses:
Selling, general and administrative expenses	41,408		27,889							110,379	79,232	115,491	95,710	73,882
Operating expenses	53,315		46,713							152,296	137,420	185,713	140,413	73,534
Restructuring charges														2,030
Amortization expense	4,522		4,773							13,574	13,321	19,216	7,024	4,800
Total costs and operating expenses	99,245		79,375							276,249	229,973	320,420	243,147	154,246
Operating income	56,190		38,718							124,835	40,989	85,409	90,341	55,352
Interest expense	(12,324)		(10,855)							(35,677)	(32,113)	(43,537)	(42,021)	(35,932)
Income before income tax expense	43,866		27,863							89,158	8,876	41,872	48,320	19,420
Income tax expense	(244)		(2,727)							(660)	(852)	(819)	(1,577)	(68)
Net income	43,622	33,029	25,136	5,204	(22,316)	22,735	6,893	18,515	(1,400)	88,498	8,024	41,053	46,743	19,352
Net loss attributable to noncontrolling interest	(1,114)		679							(1,699)	549	1,562
Net income attributable to Global Partners LP	42,508	34,042	25,815	4,825	(22,067)					86,799	8,573	42,615	46,743	19,352
Less: General partner's interest in net income, including incentive distribution rights	(1,623)		(1,042)							(4,164)	(2,306)	(3,521)	(1,212)	(684)
Limited partners' interest in net income	$ 40,885	$ 32,827	$ 24,773	$ 4,061	$ (22,567)	$ 22,256	$ 6,577	$ 18,206	$ (1,508)	$ 82,635	$ 6,267	$ 39,094	$ 45,531	$ 18,668
Basic net income per limited partner unit (in dollars per unit)	$ 1.50	$ 1.20	$ 0.91	$ 0.15	$ (0.83)	$ 0.81	$ 0.24	$ 0.67	$ (0.06)	$ 3.03	$ 0.23	$ 1.43	$ 1.73	$ 0.88
Diluted net income per limited partner unit (in dollars per unit)	$ 1.50	$ 1.20	$ 0.91	$ 0.15	$ (0.83)	$ 0.81	$ 0.24	$ 0.66	$ (0.06)	$ 3.03	$ 0.23	$ 1.42	$ 1.71	$ 0.87
Basic weighted average limited partner units outstanding (in units)	27,183		27,333							27,229	27,350	27,329	26,393	21,280
Diluted weighted average limited partner units outstanding (in units)	27,307		27,333							27,312	27,593	27,560	26,567	21,474
Distributions per limited partner unit (in dollars per unit)		$ 0.60	$ 0.5875	$ 0.5825	$ 0.57	$ 0.5325	$ 0.5250	$ 0.50	$ 0.50			$ 2.34	$ 2.06	$ 2.00